Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Other Liabilities Explanatory

		Group
	2023	2022
	£m	£m
Lease liabilities	114	129
Other	2,387	2,472
	2,501	2,601